Stock-based Compensation (Stock options and RSU activity) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders Equity [Line Items]
No. of options, Outstanding	871,484	805,235
No. of options, Granted	730,000	115,000
No. of options, Vested/Exercised	0	0
No. of options, Forfeited	(100,050)	(48,751)
No. of options, Expired	(9,000)	0
No. of options, Outstanding	1,492,434	871,484
No. of options, Exercisable	880,767	815,361
Exercise price range, Outstanding	$ 30.65	$ 33.6
Exercise price range, Granted	1.66	5.45
Exercise price range, Vested/Exercised	0	0
Exercise price range, Forfeited	27.88	19.41
Exercise price range, Expired	55.00	0
Exercise price range, Outstanding	16.51	30.65
Exercise price range, Exercisable	26.03	31.49
Weighted average grant date fair value, Outstanding	20.49	22.4
Weighted average grant date fair value, Granted	0.89	3.52
Weighted average grant date fair value, Vested/Exercised	0	0
Weighted average grant date fair value, Forfeited	17.04	11.13
Weighted average grant date fair value, Expired	26.20	0
Weighted average grant date fair value, Outstanding	10.64	20.49
Restricted Stock [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value, Outstanding	$ 36.31	36.4
Weighted average grant date fair value, Outstanding		$ 36.31
Beginning Balance	53,280	119,636
No. of RSUs, Granted	10,000	0
No. of RSUs, Vested/Exercised	(55,472)	(30,991)
No. of RSUs, Forfeited	0	(35,365)
No. of RSUs, Expired	0	0
Ending Balance	7,808	53,280
No. of RSUs, Exercisable	0	0
Weighted average grant date fair value, Outstanding	$ 36.31	$ 36.40
Weighted average grant date fair value, Granted	2.13	0
Weighted average grant date fair value, Vested/Exercised	30.03	36.51
Weighted average grant date fair value, Forfeited	0	36.31
Weighted average grant date fair value, Expired	0	0
Weighted average grant date fair value, Outstanding	37.20	36.31
Weighted average grant date fair value, Exercisable	0	0
Minimum [Member]
Stockholders Equity [Line Items]
Exercise price range, Outstanding	5.1	9.60
Exercise price range, Granted	1.55	5.1
Exercise price range, Forfeited	5.90	5.1
Exercise price range, Outstanding	1.55	5.1
Exercise price range, Exercisable	1.55	5.1
Maximum [Member]
Stockholders Equity [Line Items]
Exercise price range, Outstanding	55	55
Exercise price range, Granted	1.92	5.90
Exercise price range, Forfeited	41.00	37.60
Exercise price range, Outstanding	55.00	55
Exercise price range, Exercisable	$ 55.00	$ 55